Employment Benefits - Principal Actuarial Assumptions Used for Measuring Defined Benefit Expenses and Defined Benefit Obligation (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate			3.40%
Bottom of Range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.50%	3.20%
Weighted average of salary increase	5.30%	4.50%	8.60%
Top of Range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.50%	3.70%
Weighted average of salary increase	7.10%	7.70%	11.30%